Long-term bank loans & Revolving Facilities: (Details Narrative) $ in Thousands	3 Months Ended			4 Months Ended	5 Months Ended	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 30, 2026 USD ($)	Mar. 27, 2026 USD ($)	Apr. 20, 2026 USD ($)	Jun. 01, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Line of Credit Facility [Line Items]
Cash and Cash Equivalent						$ 498,165	$ 395,636	$ 488,511
Debt Instrument, Covenant Compliance						As of June 30, 2026, the Company was in compliance with the applicable financial and other covenants contained in its bank loan agreements and lease financings (Note 8), which are described in Note 9 of the Company’s consolidated financial statements for the year ended December 31, 2025, included in the 2025 Annual Report.
Long-Term Debt, Weighted Average Interest Rate, at Point in Time						5.30%	5.90%
Long-Term Debt [Member]
Line of Credit Facility [Line Items]
Deferred Debt Issuance Cost, Writeoff						$ 523	$ 919
[custom:ExpensesOnDebtPrepayments]						298	$ 31
Minimum liquidity, not legally restricted [Member]
Line of Credit Facility [Line Items]
Cash and Cash Equivalent						67,500		68,000
Minimum liquidity, legally restricted [Member]
Line of Credit Facility [Line Items]
Restriced cash and cash equivalents, current and non-current						67,117		$ 13,423
NBG $80,000 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date			Mar. 27, 2026
Line of Credit Facility, Maximum Borrowing Capacity			$ 80,000
Proceeds from Lines of Credit		$ 80,000
Description of scope, credit facility			to refinance the outstanding balance under the then-existing NBG $151,085 Facility, as discussed below, and for general business purposes
Repayment installment			15
Line of Credit Facility, Frequency of Payments			quarterly
Line of Credit Facility, Periodic Payment			$ 3,412
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			$ 15,334
Line of credit facility, maturity date			March 2030,
Line of Credit Facility, Collateral			is secured by first priority mortgages on the vessels Star Nasia, Star Renee, Star Markella, Star Helena, Star Maria, Star Angelina, Star Gwyneth, Kymopolia, Star Despoina, Star Piera, Star Marianne and Star Nina
NBG $80,000 Facility [Member] | Star Moira Pendulum [Member]
Line of Credit Facility [Line Items]
prepayment amount						9,938
NBG Revolving Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 60,000
Proceeds from Lines of Credit						60,000
Line of Credit Facility, Collateral	secured by first priority mortgages on the vessels Star Pauline, Star Borneo, Star Marilena, Star Bueno, Star Angie, Star Kamila and Star Sophia
Line of credit facility, repayment date	July 2026
prepayment amount						30,000
Nordea $50,000 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date				Apr. 20, 2026
Line of Credit Facility, Maximum Borrowing Capacity				$ 50,000
Line of credit facility, maturity date				2031
Debt Instrument, Interest Rate Terms				lower interest margin
Fubon $80,000 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date					Jun. 01, 2026
Line of Credit Facility, Maximum Borrowing Capacity					$ 80,000
Description of scope, credit facility					to replenish cash used for the prepayment of the outstanding balance under the then-existing CEXIM $106,470 Facility, as discussed below
Repayment installment					28
Line of Credit Facility, Frequency of Payments					quarterly
Line of Credit Facility, Periodic Payment					$ 1,667
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					$ 33,333
Line of credit facility, maturity date					June 2033
Line of Credit Facility, Collateral					is secured by first priority mortgages on the vessels Katie K and Debbie H
ESUN $100,000 Facility [Member] | Star Stonington [Member]
Line of Credit Facility [Line Items]
prepayment amount						6,650
Citi $100,000 Facility [Member]
Line of Credit Facility [Line Items]
prepayment amount						46,264
ABN $67,897 Facility [Member] | Star Scarlett [Member]
Line of Credit Facility [Line Items]
prepayment amount						7,631
Credit Agricole $62,000 Facility [Member]
Line of Credit Facility [Line Items]
prepayment amount						16,600
NBG $151,085 Facility [Member]
Line of Credit Facility [Line Items]
prepayment amount						49,917
CEXIM $106,470 Facility [Member]
Line of Credit Facility [Line Items]
prepayment amount						$ 48,799
All Bank Loans [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate Terms						SOFR